Net gain (loss) on financial instruments measured at fair value through profit or loss - Summary of net gain (loss) on financial instruments measured at fair value through profit or loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ (304,113)	₩ 1,103,631	₩ 272,830
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	(127,393)	85,596	273,793
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(36,273)	(22,735)	(75,003)
Equity Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	54,622	512,031	445,383
Debt Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	(191,579)	380,065	418,187
Due from banks at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(10,600)	(296)	1,267
Gain on sale	0	(1,479)	28,461
Net gain (loss) on financial instruments at fair value through profit or loss	(10,600)	(1,775)	29,728
Loan receivables measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(35,652)	(78,416)	(204,702)
Net gain (loss) on financial instruments at fair value through profit or loss	(21,589)	(63,104)	(187,186)
Securities measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain on sale	14,063	15,312	17,516
Gain (loss) on valuation	(432,967)	97,281	41,208
Gain on sale	(86,011)	(92,230)	72,338
Other gains (losses) of debt securities	573,600	506,980	331,837
Gain (loss) on valuation of equity securities	(67,022)	180,363	134,922
Gain (loss) on sale of equity securities	(124,557)	199,702	283,265
Gain (loss) on valuation of other securities	2,089	9,316	22,690
Net gain (loss) on financial instruments at fair value through profit or loss	(134,868)	901,412	886,260
Financial liabilities at fair value through profit or loss
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	41,317	(7,745)	(48,261)
Gain on sale	53,067	(67,522)	82,724
Gain (loss) on valuation of other securities	(38,997)	(26,224)	(83,316)
Gain (loss) on sale of other securities	2,724	3,489	8,313
Net gain (loss) on financial instruments at fair value through profit or loss	58,111	(98,002)	(40,540)
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	94,384	(75,267)	34,463
Derivatives
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on transaction of derivatives	524,599	429,228	(661,113)
Net gain (loss) on financial instruments at fair value through profit or loss	(195,167)	365,100	(415,432)
Loss on valuation of derivatives	₩ (719,766)	₩ (64,128)	₩ 245,681